ACCOUNTS RECEIVABLE, NET (Details)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Trade receivables	¥ 488,422,373	$ 68,793,821	¥ 322,170,980	$ 50,749,973	¥ 223,033,688
Allowance for doubtful accounts	(20,062,985)	(2,825,852)	(13,615,875)	(2,144,840)	(8,530,951)
Accounts receivable, net	¥ 468,359,388	$ 65,967,969	¥ 308,555,105	$ 48,605,133	¥ 214,502,737